S000035998 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	166 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Developed ex US Broad Market Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	34.35%	8.57%	8.46%
Dow Jones Asia/Pacific Select Dividend 50 Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	30.44%	10.24%	7.37%
iShares Asia/Pacific Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent		30.16%	9.91%	7.02%
Performance Inception Date					Feb. 23, 2012
iShares Asia/Pacific Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.96%	7.90%	5.33%
iShares Asia/Pacific Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.15%	7.05%	5.02%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.